Private Placement (Details) - USD ($)		6 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022
Private Placement
Proceeds from issuance of private placement warrants		$ 7,531,250
Private Placement Warrants
Private Placement
Price of warrants			$ 1.00	$ 1.00
Private Placement | Private Placement Warrants
Private Placement
Number of warrants to purchase shares issued	7,531,250
Price of warrants	$ 1.00
Proceeds from issuance of private placement warrants	$ 7,531,250
Number of shares issuable per warrant	1
Exercise price of warrant	$ 11.50